Reverse Stock Split	9 Months Ended
Sep. 30, 2024
Reverse Stock Split
Reverse Stock Split

Note 10 – Reverse Stock Split

The Company’s board of directors and stockholders each approved a 1-for-6 reverse stock split of all classes of its issued and outstanding capital stock. On October 24, 2024, the Company filed an amended and restated certificate of incorporation with the State of Delaware to immediately effect the Reverse Stock Split. All share and per share information are presented after giving effect to the Reverse Stock Split retrospectively for all periods presented.